PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 95.1%
Common Stocks
Australia 2.0%
Technology One Ltd.	7,443	$78,860
Brazil 4.0%
MercadoLibre, Inc.*	126	155,994
Canada 15.4%
Descartes Systems Group, Inc. (The)*	1,060	82,542
Dollarama, Inc.	2,835	186,742
Fairfax Financial Holdings Ltd.	138	110,099
FirstService Corp.	782	122,473
TFI International, Inc.	767	98,444
		600,300
France 2.5%
Edenred	1,511	98,140
Germany 2.4%
MTU Aero Engines AG	404	94,339
India 6.6%
APL Apollo Tubes Ltd.	3,805	73,814
Max Healthcare Institute Ltd.*	11,181	80,927
Varun Beverages Ltd.	10,620	103,924
		258,665
Israel 4.5%
Mobileye Global, Inc. (Class A Stock)*	1,542	58,874
Nova Ltd.*	941	116,627
		175,501
Italy 14.2%
Brunello Cucinelli SpA	1,010	85,396
Davide Campari-Milano NV	7,165	96,361
Ferrari NV	616	197,481
Infrastrutture Wireless Italiane SpA, 144A	6,034	75,671
Moncler SpA	1,351	97,507
		552,416

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 1.2%
Money Forward, Inc.*	1,092	$47,236
Malaysia 3.5%
Heineken Malaysia Bhd	13,278	76,969
TIME dotCom Bhd	49,021	58,371
		135,340
Mexico 3.0%
Corp Inmobiliaria Vesta SAB de CV	31,869	115,543
Netherlands 3.3%
ASM International NV	273	129,697
Norway 2.3%
Kongsberg Gruppen ASA	2,081	90,297
Poland 2.4%
Dino Polska SA, 144A*	831	92,540
South Korea 1.4%
HPSP Co. Ltd.	1,857	54,267
Sweden 2.0%
Alfa Laval AB	2,082	77,937
Switzerland 6.0%
BKW AG	641	114,703
On Holding AG (Class A Stock)*	3,360	120,960
		235,663
Taiwan 7.4%
Chroma ATE, Inc.	9,844	86,712
eMemory Technology, Inc.	582	34,488
Global Unichip Corp.	569	29,761
Jentech Precision Industrial Co. Ltd.	4,928	83,544
Voltronic Power Technology Corp.	986	55,019
		289,524
Thailand 1.6%
Bumrungrad Hospital PCL	9,820	62,030

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 6.3%
Ashtead Group PLC	720	$53,268
Compass Group PLC	2,164	56,302
Diploma PLC	1,148	47,748
Judges Scientific PLC	354	43,001
Wise PLC (Class A Stock)*	4,648	46,359
		246,678
United States 3.1%
Experian PLC	1,923	74,316
ICON PLC*	186	46,762
		121,078

Total Long-Term Investments (cost $3,155,769)		3,712,045
Short-Term Investment 5.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $216,161)(wj)	216,161	216,161

TOTAL INVESTMENTS 100.6% (cost $3,371,930)		3,928,206
Liabilities in excess of other assets (0.6)%		(22,362)

Net Assets 100.0%		$3,905,844

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3